Performance Trust Multisector Bond Fund
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 39.7%	Par	Value
Aerospace & Defense - 0.8%
Moog, Inc., 4.25%, 12/15/2027 (a)	$1,320,000	$1,313,403
TransDigm, Inc.
6.63%, 03/01/2032 (a)	1,000,000	1,040,623
6.38%, 05/31/2033 (a)	500,000	513,748
6.75%, 01/31/2034 (a)	250,000	261,377
		3,129,151

Automobile Components - 1.3%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,500,000	1,521,128
Dana, Inc., 5.63%, 06/15/2028	1,250,000	1,251,500
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032 (a)	1,000,000	1,057,731
Phinia, Inc., 6.63%, 10/15/2032 (a)	1,250,000	1,298,892
		5,129,251

Automobiles - 0.3%
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	1,250,000	1,197,879

Banks - 11.6%
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	500,000	525,719
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	1,500,000	1,414,965
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	2,000,000	2,003,008
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	1,250,000	1,274,134
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (a)	1,500,000	1,605,490
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035 (a)	1,750,000	1,799,954
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (a)	1,000,000	960,693
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (a)	1,000,000	1,038,748
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,100,255
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	1,250,000	1,282,541
Fifth Third Bancorp, 8.25%, 03/01/2038	1,000,000	1,239,525
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	1,000,000	963,408
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	2,000,000	2,046,880
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	1,750,000	1,768,725
First Financial Bancorp., 8.96% (3 mo. Term SOFR + 5.09%), 05/15/2030	1,275,000	1,273,216
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	1,000,000	1,047,500
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)	1,550,000	1,614,089
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	1,022,844
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,372,400
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	1,500,000	1,571,198
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (a)	1,000,000	921,128
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	941,467
Regions Bank, 6.45%, 06/26/2037	1,250,000	1,367,069
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	1,000,000	932,500
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	2,000,000	1,867,426
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	2,000,000	2,029,080
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	1,950,000	2,000,676
SouthState Corp., 7.00% to 06/13/2030 then SOFR + 3.19%, 06/13/2035	1,100,000	1,157,924
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	1,046,215
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	985,327
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	1,250,000	1,134,388
Trustmark Corp.
3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	1,000,000	1,000,000
6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	2,000,000	2,007,353
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,242,170
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	1,000,000	999,250
		46,557,265

Building Products - 0.9%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	1,750,000	1,744,159
6.75%, 05/15/2035 (a)	250,000	263,986
Masterbrand, Inc., 7.00%, 07/15/2032 (a)	750,000	774,671
Standard Building Solutions, Inc., 6.25%, 08/01/2033 (a)	750,000	769,789
		3,552,605

Capital Markets - 0.5%
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	886,177
5.80%, 03/08/2032	1,250,000	1,264,609
		2,150,786

Chemicals - 0.3%
Avient Corp., 6.25%, 11/01/2031 (a)	1,250,000	1,276,853

Commercial Services & Supplies - 0.5%
ADT Security Corp., 5.88%, 10/15/2033 (a)	1,000,000	1,017,455
Cimpress PLC, 7.38%, 09/15/2032 (a)	1,000,000	1,021,332
		2,038,787

Construction & Engineering - 0.0%(b)
AECOM, 6.00%, 08/01/2033 (a)	100,000	102,872

Construction Materials - 0.1%
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	500,000	521,053

Consumer Finance - 2.7%
Ally Financial, Inc., 6.70%, 02/14/2033	2,250,000	2,357,061
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	1,250,000	1,243,257
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	1,000,000	1,073,643
7.12%, 11/07/2033	1,750,000	1,886,801
General Motors Financial Co., Inc., 5.95%, 04/04/2034	1,250,000	1,316,171
OneMain Finance Corp.
5.38%, 11/15/2029	1,750,000	1,748,706
6.13%, 05/15/2030	250,000	254,222
6.50%, 03/15/2033	1,000,000	1,005,660
		10,885,521

Containers & Packaging - 0.5%
Ball Corp., 5.50%, 09/15/2033	800,000	815,628
Sealed Air Corp., 5.00%, 04/15/2029 (a)	1,000,000	1,007,734
		1,823,362

Diversified Consumer Services - 1.6%
Case Western Reserve University, 5.41%, 06/01/2122	1,100,000	1,043,901
Claremont Mckenna College, 3.78%, 01/01/2122	1,500,000	1,007,108
Massachusetts Institute of Technology, 4.68%, 07/01/2114	1,000,000	856,624
Service Corp. International, 4.00%, 05/15/2031	1,000,000	955,613
University of Southern California, 3.23%, 10/01/2120	2,200,000	1,312,496
Washington University, 4.35%, 04/15/2122	1,500,000	1,163,013
		6,338,755

Diversified REITs - 0.2%
Global Net Lease, Inc., 3.75%, 12/15/2027 (a)	750,000	728,518

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 5.75%, 11/30/2045	1,000,000	1,009,248

Electrical Equipment - 0.8%
Regal Rexnord Corp., 6.40%, 04/15/2033	1,000,000	1,079,049
Sensata Technologies BV, 4.00%, 04/15/2029 (a)	865,000	845,486
Sensata Technologies, Inc., 4.38%, 02/15/2030 (a)	1,250,000	1,221,809
		3,146,344

Financial Services - 1.0%
American AgCredit Corp., 5.25% to 06/15/2026 then 5 yr. CMT Rate + 4.50%, Perpetual (a)	1,500,000	1,466,933
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual (a)	1,375,000	1,384,161
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (a)	250,000	202,995
Global Payments, Inc., 5.55%, 11/15/2035	750,000	749,791
		3,803,880

Food Products - 0.5%
Mars, Inc., 5.80%, 05/01/2065 (a)	1,000,000	1,027,664
Post Holdings, Inc., 6.25%, 10/15/2034 (a)	1,000,000	1,018,142
		2,045,806

Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 4.25%, 06/01/2028 (a)	250,000	246,812

Healthcare Providers & Services - 1.2%
Centene Corp.
4.63%, 12/15/2029	1,000,000	967,545
3.38%, 02/15/2030	2,250,000	2,069,858
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	1,250,000	1,217,351
6.50%, 02/15/2031 (a)	500,000	511,382
		4,766,136

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts LP, 5.70%, 07/01/2034	1,000,000	1,036,639

Hotels, Restaurants & Leisure - 2.6%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (a)	1,250,000	1,121,673
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,500,000	1,542,481
Hilton Grand Vacations Borrower LLC, Inc., 4.88%, 07/01/2031 (a)	1,000,000	927,098
Light & Wonder International, Inc., 6.25%, 10/01/2033 (a)	500,000	503,385
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (a)	1,750,000	1,665,431
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (a)	1,750,000	1,714,378
Station Casinos, LLC
4.50%, 02/15/2028 (a)	1,000,000	990,303
6.63%, 03/15/2032 (a)	500,000	512,409
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	1,500,000	1,481,242
		10,458,400

Household Durables - 2.4%
Ashton Woods USA, LLC
4.63%, 04/01/2030 (a)	500,000	473,780
6.88%, 08/01/2033 (a)	1,000,000	1,006,015
Century Communities, Inc., 3.88%, 08/15/2029 (a)	1,500,000	1,428,571
Installed Building Products, Inc., 5.75%, 02/01/2028 (a)	1,250,000	1,256,680
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (a)	500,000	514,950
M/I Homes, Inc.
4.95%, 02/01/2028	500,000	498,973
3.95%, 02/15/2030	1,500,000	1,440,843
Meritage Homes Corp., 5.65%, 03/15/2035	1,500,000	1,540,392
Newell Brands, Inc., 6.63%, 05/15/2032	1,000,000	944,142
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (a)	250,000	257,837
TopBuild Corp., 5.63%, 01/31/2034 (a)	250,000	253,602
		9,615,785

Interactive Media & Services - 0.2%
Meta Platforms, Inc., 5.50%, 11/15/2045	1,000,000	1,000,920

IT Services - 0.2%
ASGN, Inc., 4.63%, 05/15/2028 (a)	1,000,000	981,034

Life Sciences Tools & Services - 0.9%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	250,000	247,839
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (a)	1,750,000	1,689,881
4.00%, 03/15/2031 (a)	500,000	473,442
Icon Investments Six DAC, 6.00%, 05/08/2034	500,000	530,476
IQVIA, Inc., 6.25%, 06/01/2032 (a)	500,000	523,607
		3,465,245

Machinery - 0.5%
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	250,000	249,800
5.88%, 06/01/2029 (a)	250,000	254,297
5.88%, 12/01/2033 (a)	750,000	757,305
Wabash National Corp., 4.50%, 10/15/2028 (a)	1,000,000	916,592
		2,177,994

Media - 0.9%
CCO Holdings Capital Corp., 4.25%, 01/15/2034 (a)	1,000,000	848,308
Charter Communications Operating, LLC
5.85%, 12/01/2035	750,000	752,066
3.50%, 03/01/2042	1,000,000	702,338
Sirius XM Radio LLC
4.00%, 07/15/2028 (a)	700,000	682,950
3.88%, 09/01/2031 (a)	750,000	684,564
		3,670,226

Personal Care Products - 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (a)	500,000	503,699

Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	250,000	264,382

Professional Services - 1.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	1,500,000	1,575,686
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	1,000,000	1,053,084
5.95%, 04/15/2035	1,750,000	1,820,347
CACI International, Inc., 6.38%, 06/15/2033 (a)	250,000	260,939
Science Applications International Corp.
4.88%, 04/01/2028 (a)	2,500,000	2,484,928
5.88%, 11/01/2033 (a)	250,000	249,209
		7,444,193

Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031 (a)	1,000,000	1,073,010

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	250,000	254,817

Software - 0.8%
Open Text Corp., 3.88%, 02/15/2028 (a)	1,000,000	976,224
Oracle Corp., 5.88%, 09/26/2045	2,250,000	2,122,875
		3,099,099

Specialty Retail - 2.1%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	500,000	491,301
5.00%, 02/15/2032 (a)	1,750,000	1,704,594
AutoNation, Inc., 5.89%, 03/15/2035	1,750,000	1,827,797
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (a)	2,250,000	2,246,699
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)	1,250,000	1,205,399
4.38%, 01/15/2031 (a)	1,000,000	960,518
		8,436,308

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp., 5.10%, 02/15/2036	500,000	499,524
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,220,052
		1,719,576

Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	1,500,000	1,376,934

Trading Companies & Distributors - 0.4%
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	500,000	525,266
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	1,000,000	1,032,784
		1,558,050
TOTAL CORPORATE BONDS (Cost $153,169,686)		158,587,195

COLLATERALIZED LOAN OBLIGATIONS - 16.9%	Par	Value
Alinea CLO, Series 2018-1A, Class DR, 6.13% (3 mo. Term SOFR + 2.25%), 07/20/2031 (a)	1,200,000	1,197,952
Allegany Park CLO Ltd., Series 2019-1A, Class DRR, 6.73% (3 mo. Term SOFR + 2.85%), 01/20/2035 (a)	2,000,000	1,976,908
Apidos CLO
Series 2012-11A, Class ER4, 9.88% (3 mo. Term SOFR + 6.00%), 04/17/2034 (a)	1,591,143	1,592,298
Series 2015-23A, Class DRR, 6.50% (3 mo. Term SOFR + 2.60%), 04/15/2033 (a)	2,000,000	1,999,864
Series 2019-31A, Class ER, 10.77% (3 mo. Term SOFR + 6.86%), 04/15/2031 (a)	1,000,000	1,003,464
Series 2022-39A, Class D2R, 7.77% (3 mo. Term SOFR + 3.60%), 10/21/2038 (a)	1,000,000	999,897
Series 2022-41A, Class ER, 9.53% (3 mo. Term SOFR + 5.65%), 10/20/2037 (a)	1,000,000	1,010,197
Series 2023-46A, Class D2R, 7.46% (3 mo. Term SOFR + 3.55%), 10/24/2038 (a)	1,000,000	1,003,321
ARES CLO
Series 2017-44A, Class CRR, 6.65% (3 mo. Term SOFR + 2.75%), 04/15/2034 (a)	2,000,000	2,002,678
Series 2019-52A, Class DRR, 6.36% (3 mo. Term SOFR + 2.50%), 04/22/2031 (a)	1,250,000	1,252,283
Series 2019-53A, Class D1R2, 10.00% (3 mo. Term SOFR + 2.45%), 10/24/2036 (a)	1,200,000	1,200,000
Series 2022-64A, Class ER, 10.40% (3 mo. Term SOFR + 6.50%), 10/24/2039 (a)	1,000,000	1,007,295
Bardot CLO, Series 2019-2A, Class DRR, 6.36% (3 mo. Term SOFR + 2.50%), 10/22/2032 (a)	1,250,000	1,243,233
Basswood Park CLO Ltd., Series 2021-1A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 04/20/2034 (a)	1,250,000	1,238,146
Blackstone, Inc., Series 2018-1A, Class E, 9.54% (3 mo. Term SOFR + 5.66%), 04/17/2030 (a)	1,000,000	1,000,000
Carlyle Global Market Strategies
Series 2019-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.60%), 04/20/2031 (a)	1,000,000	998,268
Series 2019-3A, Class DRR, 11.22% (3 mo. Term SOFR + 7.34%), 04/20/2037 (a)	1,050,000	1,062,344
Carlyle Group, Inc.
Series 2015-4A, Class CR2, 6.43% (3 mo. Term SOFR + 2.55%), 07/20/2032 (a)	1,000,000	999,934
Series 2015-5A, Class CR4, 6.33% (3 mo. Term SOFR + 2.45%), 01/20/2032 (a)	2,000,000	2,000,000
Chenango Park CLO, Series 2018-1A, Class CR, 6.65% (3 mo. Term SOFR + 2.75%), 04/15/2030 (a)	1,250,000	1,258,731
CIFC Funding Ltd., Series 2023-3A, Class B, 6.18% (3 mo. Term SOFR + 2.30%), 01/20/2037 (a)	1,000,000	1,000,980
Clover CLO, Series 2021-3A, Class ER, 8.76% (3 mo. Term SOFR + 4.90%), 01/25/2035 (a)	1,000,000	991,089
Elmwood CLO Ltd.
Series 2019-1A, Class ERR, 10.28% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	1,500,000	1,478,605
Series 2022-2A, Class DR, 6.76% (3 mo. Term SOFR + 2.90%), 04/22/2035 (a)	1,000,000	997,384
Series 2024-5A, Class ER, 10.28% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	2,000,000	1,988,306
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.21% (3 mo. Term SOFR + 2.35%), 04/22/2034 (a)	1,250,000	1,238,205
GoldenTree Loan Management US CLO, Series 2017-1A, Class DR3, 6.28% (3 mo. Term SOFR + 2.40%), 04/20/2034 (a)	1,300,000	1,290,470
Goldentree Loan Opportunities Ltd.
Series 2021-9A, Class DJ, 8.63% (3 mo. Term SOFR + 4.75%), 04/20/2037 (a)	1,000,000	1,008,250
Series 2022-14A, Class ER, 9.78% (3 mo. Term SOFR + 5.90%), 07/20/2037 (a)	1,750,000	1,770,426
Series 2022-15A, Class DJ, 7.61% (3 mo. Term SOFR + 3.75%), 10/20/2038 (a)	1,000,000	1,000,000
Series 2023-17A, Class DJ, 7.88% (3 mo. Term SOFR + 4.00%), 01/20/2039 (a)	1,000,000	1,001,237
Series 2023-18A, Class ER, 0.00% (3 mo. Term SOFR + 4.75%), 01/20/2037 (a)	1,000,000	1,000,000
Madison Park Funding Ltd., Series 13A, Class CR2, 5.56% (3 mo. Term SOFR + 1.70%), 11/21/2030 (a)	1,000,000	1,001,781
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.98% (3 mo. Term SOFR + 5.10%), 04/17/2034 (a)	1,250,000	1,226,675
Series 2019-22A, Class DRR, 6.80% (3 mo. Term SOFR + 2.90%), 07/15/2036 (a)	1,030,000	1,033,038
Series 2019-24A, Class DR, 6.95% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	1,000,000	1,000,940
Series 2020-27A, Class ERR, 8.68% (3 mo. Term SOFR + 4.75%), 10/20/2038 (a)	1,500,000	1,479,819
Series 2022-32A, Class D2R, 7.83% (3 mo. Term SOFR + 3.65%), 10/15/2037 (a)	1,500,000	1,501,842
Series 2023-39A, Class D1R, 6.56% (3 mo. Term SOFR + 2.70%), 01/25/2037 (a)	1,000,000	1,001,016
Series 2025-50A, Class D2, 8.21% (3 mo. Term SOFR + 3.90%), 07/25/2038 (a)	1,000,000	1,005,706
Series 2025-52A, Class D2, 0.00% (3 mo. Term SOFR + 3.45%), 01/25/2039 (a)	1,000,000	1,001,000
Neuberger Berman CLO Ltd.
Series 2018-27A, Class ER, 10.65% (3 mo. Term SOFR + 6.75%), 07/15/2038 (a)	1,000,000	1,014,000
Series 2019-34A, Class D2R2, 7.98% (3 mo. Term SOFR + 4.10%), 07/20/2039 (a)	1,000,000	1,006,575
Series 2020-39A, Class ER, 11.08% (3 mo. Term SOFR + 7.20%), 04/20/2038 (a)	2,000,000	2,006,054
Series 2021-43A, Class DR, 6.53% (3 mo. Term SOFR + 2.65%), 07/17/2036 (a)	2,000,000	1,996,020
Series 2025-62A, Class D2, 7.47% (3 mo. Term SOFR + 3.60%), 10/17/2039 (a)	1,000,000	993,504
Octagon Credit Investors LLC, Series 2022-1A, Class DR, 8.94% (3 mo. Term SOFR + 5.09%), 11/16/2036 (a)	2,000,000	2,000,000
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 5.82% (3 mo. Term SOFR + 1.96%), 01/25/2031 (a)	1,000,000	1,000,168
Series 2014-1A, Class CR4, 6.10% (3 mo. Term SOFR + 2.25%), 02/14/2031 (a)	1,500,000	1,502,565
OHA Credit Funding, Series 2025-24A, Class D2, 0.00% (3 mo. Term SOFR + 3.50%), 01/20/2039 (a)	1,000,000	1,001,000
Palmer Square CLO Ltd., Series 2023-3A, Class C, 6.78% (3 mo. Term SOFR + 2.90%), 01/20/2037 (a)	1,000,000	1,002,150
Southwick Park CLO, Series 2019-4A, Class DRR, 6.58% (3 mo. Term SOFR + 2.70%), 07/20/2032 (a)	1,000,000	996,970
Thompson Park CLO Ltd., Series 2021-1A, Class DR, 6.60% (3 mo. Term SOFR + 2.70%), 04/15/2034 (a)	2,000,000	1,997,024
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $67,854,609)		67,579,612

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 15.3%	Par	Value
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061 (c)	1,000,000	917,590
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (a)	1,000,000	860,208
Series 2019-BN23, Class C, 3.62%, 12/15/2052 (c)	1,000,000	867,665
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (c)	1,500,000	1,352,892
Series 2020-BN29, Class C, 3.14%, 11/15/2053 (c)	1,250,000	1,048,160
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	1,250,000	969,624
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (c)	1,500,000	1,285,903
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (a)	1,000,000	765,992
Series 2025-BN49, Class XA, 0.83%, 03/15/2058 (c)(d)	30,428,818	1,431,055
BANK5
Series 2024-5YR8, Class C, 7.00%, 08/15/2057 (c)	1,000,000	1,034,639
Series 2025-5YR13, Class XA, 1.28%, 01/15/2058 (a)(c)(d)	40,633,343	1,633,026
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057 (a)	1,000,000	912,424
Series 2025-5YR14, Class D, 4.25%, 04/15/2058 (a)	1,600,000	1,448,212
BBCMS Trust
Series 2022-C17, Class XA, 1.32%, 09/15/2055 (c)(d)	14,886,070	934,990
Series 2024-5C27, Class XA, 1.04%, 07/15/2057 (a)(c)(d)	35,289,987	894,485
Series 2024-5C31, Class XA, 1.28%, 12/15/2057 (c)(d)	27,994,639	1,062,746
Series 2024-C30, Class XA, 1.07%, 11/15/2057 (c)(d)	22,765,419	1,397,437
Series 2025-C32, Class XA, 1.36%, 02/15/2062 (c)(d)	17,878,930	1,489,969
Series 2025-C35, Class XD, 1.87%, 07/15/2058 (a)(c)(d)	12,000,000	1,530,808
Benchmark Mortgage Trust
Series 2021-B26, Class B, 2.67%, 06/15/2054 (c)	1,250,000	1,050,080
Series 2021-B26, Class C, 2.97%, 06/15/2054 (c)	1,250,000	981,191
Series 2021-B27, Class XD, 1.60%, 07/15/2054 (a)(c)(d)	15,000,000	1,069,692
Series 2021-B29, Class C, 2.75%, 09/15/2054 (c)	1,500,000	1,205,202
Series 2024-V6, Class XA, 1.58%, 03/15/2057 (c)(d)	24,931,132	969,310
Series 2025-B41, Class XA, 1.21%, 07/15/2068 (c)(d)	19,987,879	1,524,969
BMO Mortgage Trust
Series 2023-C7, Class XA, 1.04%, 12/15/2056 (a)(c)(d)	24,946,728	1,162,530
Series 2025-C11, Class XA, 1.32%, 02/15/2058 (c)(d)	18,344,913	1,475,667
Series 2025-C13, Class XD, 1.99%, 10/15/2058 (a)(c)(d)	8,142,000	1,115,673
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C6, Class C, 5.83%, 10/15/2058 (c)	1,250,000	1,257,644
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 5.11%, 05/10/2049 (c)	1,307,000	1,291,058
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	980,793
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, 4.04%, 12/15/2052 (c)	1,250,000	1,167,630
Series 2019-C18, Class D, 2.50%, 12/15/2052 (a)	1,125,000	940,641
GS Mortgage Securities Corp. II, Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (a)	478,000	296,281
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052 (c)	1,400,000	1,319,488
Series 2017-C34, Class D, 2.70%, 11/15/2052 (a)	1,000,000	741,995
Series 2025-5C1, Class XA, 1.38%, 03/15/2058 (c)(d)	25,997,767	1,131,152
Series 2025-C35, Class XA, 1.18%, 08/15/2058 (c)(d)	27,977,808	2,037,649
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050 (c)	1,500,000	1,416,715
Series 2017-HR2, Class C, 4.46%, 12/15/2050 (c)	1,400,000	1,338,722
Series 2019-H7, Class C, 4.13%, 07/15/2052	1,000,000	920,087
Series 2019-H7, Class D, 3.00%, 07/15/2052 (a)	1,000,000	850,518
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,210,162
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049 (a)(c)	1,000,000	908,386
Series 2018-C43, Class C, 4.51%, 03/15/2051 (c)	1,250,000	1,161,577
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,320,000	1,269,238
Series 2019-C49, Class C, 4.87%, 03/15/2052 (c)	1,000,000	975,122
Series 2019-C49, Class D, 3.00%, 03/15/2052 (a)	1,500,000	1,241,119
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,800,000	1,542,394
Series 2020-C57, Class C, 4.16%, 08/15/2053 (c)	1,500,000	1,381,136
Series 2021-C60, Class C, 2.74%, 08/15/2054	450,000	374,464
Series 2025-C64, Class XD, 2.35%, 02/15/2058 (a)(c)(d)	10,909,000	1,697,199
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C65, Class XA, 1.31%, 10/15/2058 (c)(d)	17,996,730	1,504,651
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $59,852,647)		61,347,960

MUNICIPAL BONDS - 9.7%	Par	Value
California - 1.0%
California Infrastructure & Economic Development Bank, 0.00%, 01/01/2065 (e)	1,085,000	922,250
Los Angeles Community College District, CA, 6.75%, 08/01/2049	1,000,000	1,132,646
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,090,077
University of California, 4.77%, 05/15/2115	1,250,000	1,045,334
		4,190,307

Colorado - 1.1%
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	2,500,000	2,581,838
State of Colorado, 6.65%, 09/15/2045	1,500,000	1,673,089
		4,254,927

Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030 (a)	430,000	473,415

Florida - 0.7%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,642,036
County of Miami-Dade, FL, 0.00%, 10/01/2042 (f)	2,500,000	1,243,190
		2,885,226

Illinois - 0.4%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038 (f)	1,250,000	758,858
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000	1,059,302
		1,818,160

Indiana - 0.3%
Indiana Finance Authority, 6.60%, 02/01/2039	1,000,000	1,129,700

Massachusetts - 0.3%
Commonwealth of Massachusetts, 5.46%, 12/01/2039	1,000,000	1,040,192

Michigan - 0.3%
University of Michigan, 4.45%, 04/01/2122	1,311,000	1,057,640

Minnesota - 0.3%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,116,411

Nevada - 0.6%
County of Clark Department of Aviation, 6.82%, 07/01/2045	2,000,000	2,269,047

New Jersey - 0.3%
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2039 (f)	2,000,000	1,156,834

New York - 0.3%
City of New York, NY, 5.97%, 03/01/2036	1,250,000	1,329,879

Ohio - 0.3%
Ohio State University, 4.80%, 06/01/2111	1,555,000	1,328,339

Oklahoma - 0.4%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,750,000	1,739,817

Pennsylvania - 0.3%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	1,048,122

Tennessee - 0.2%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043 (f)	1,625,000	673,733

Texas - 1.9%
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	1,615,000	1,834,301
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	1,500,000	1,197,271
North Texas Tollway Authority, 6.72%, 01/01/2049	1,145,000	1,295,979
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (a)	1,500,000	1,359,583
State of Texas, 5.52%, 04/01/2039	2,000,000	2,098,596
		7,785,730

Virginia - 0.4%
University of Virginia
4.18%, 09/01/2117	1,430,000	1,097,303
3.23%, 09/01/2119	1,000,000	589,501
		1,686,804

Washington - 0.4%
Washington State Housing Finance Commission, 7.25%, 07/01/2029 (a)	1,605,000	1,608,428

Wisconsin - 0.1%
Public Finance Authority, 7.50%, 06/01/2029 (a)	250,000	243,990
TOTAL MUNICIPAL BONDS (Cost $38,338,887)		38,836,701

U.S. TREASURY SECURITIES - 6.9%	Par	Value
United States Treasury Notes/Bonds
3.88%, 05/15/2043	2,000,000	1,831,797
4.38%, 08/15/2043	1,000,000	975,156
4.75%, 11/15/2043	2,300,000	2,348,111
4.50%, 02/15/2044	1,250,000	1,235,498
4.63%, 05/15/2044	1,000,000	1,003,125
4.63%, 11/15/2044	2,250,000	2,251,582
4.75%, 02/15/2045	5,250,000	5,334,287
5.00%, 05/15/2045	5,000,000	5,242,969
United States Treasury Strip Principal
0.00%, 08/15/2042 (f)	2,000,000	925,433
0.00%, 11/15/2042 (f)	2,500,000	1,140,013
0.00%, 02/15/2044 (f)	2,350,000	998,671
0.00%, 05/15/2044 (f)	2,000,000	838,781
0.00%, 08/15/2044 (f)	1,900,000	786,179
0.00%, 11/15/2044 (f)	4,000,000	1,633,190
0.00%, 02/15/2045 (f)	3,000,000	1,209,025
TOTAL U.S. TREASURY SECURITIES (Cost $27,439,386)		27,753,817

ASSET-BACKED SECURITIES - 3.9%	Par	Value
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	1,000,000	1,021,935
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	1,000,000	993,834
Exeter Automobile Receivables Trust
Series 2021-2A, Class E, 2.90%, 07/17/2028 (a)	1,500,000	1,491,893
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,000,000	1,984,683
Series 2024-4A, Class E, 7.65%, 02/17/2032 (a)	2,000,000	2,107,244
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	2,000,000	2,061,225
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028 (a)	1,000,000	996,520
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	992,907
Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	1,000,000	996,185
Series 2024-2A, Class D, 6.19%, 02/15/2030 (a)	1,000,000	1,026,703
Series 2024-4A, Class E, 7.51%, 08/15/2031 (a)	2,000,000	2,078,542
TOTAL ASSET-BACKED SECURITIES (Cost $15,641,023)		15,751,671

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 3.4%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-1518, Class X1, 0.95%, 10/25/2035 (c)(d)	24,517,184	1,459,488
Series K-1519, Class X1, 0.69%, 12/25/2035 (c)(d)	24,264,580	1,024,140
Series K546, Class X1, 1.06%, 05/25/2030 (c)(d)	41,425,071	1,474,571
Freddie Mac Multifamily Structured Pass Through Certificates
Series K113, Class X1, 1.47%, 06/25/2030 (c)(d)	25,746,356	1,321,501
Series K149, Class X1, 0.40%, 08/25/2032 (c)(d)	66,593,264	1,203,267
Series K1515, Class X1, 1.63%, 02/25/2035 (c)(d)	14,770,666	1,454,701
Series K164, Class X1, 0.47%, 05/25/2034 (c)(d)	57,985,270	1,393,896
Series K165, Class X1, 0.79%, 09/25/2034 (c)(d)	30,596,758	1,407,708
Series K169, Class X1, 0.43%, 12/25/2034 (c)(d)	63,049,757	1,429,887
FREMF Mortgage Trust, Series K549, Class X1, 0.11%, 09/25/2030 (c)(d)	185,000,000	1,311,040
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,353,603)		13,480,199

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 2.5%	Par	Value
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	762,123	663,863
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 4.52% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,022,021	798,918
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,488,074	1,373,439
Countrywide Alternative Loan Trust
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,123,189	1,166,194
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,510,384	1,285,594
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	334,220	128,444
JP Morgan Mortgage Trust, Series 2022-1, Class A5, 2.50%, 07/25/2052 (a)(c)	2,000,000	1,353,063
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(g)(h)	394,769	395,184
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 4.68%, 12/25/2035 (c)	1,057,643	999,289
Series 2006-AR12, Class 1A1, 4.49%, 10/25/2036 (c)	1,245,986	1,162,560
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.22%, 10/25/2037 (c)	855,769	840,904
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $10,099,290)		10,167,452

PREFERRED STOCKS - 0.3%	Shares	Value
Banks - 0.3%
First Busey Corp., Series B, 8.25%, Perpetual	40,000	1,018,800
TOTAL PREFERRED STOCKS (Cost $1,000,000)		1,018,800

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.88% (i)	4,656,070	4,656,070
TOTAL MONEY MARKET FUNDS (Cost $4,656,070)		4,656,070

TOTAL INVESTMENTS - 99.8% (Cost $391,405,201)		399,179,477
Other Assets in Excess of Liabilities - 0.2%		820,183
TOTAL NET ASSETS - 100.0%		$399,999,660

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $181,153,989 or 45.3% of the Fund’s net assets.

(b) Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2025.

(d) Interest only security.
(e) Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2025, the total value of securities subject to the AMT was $922,250 or 0.2% of net assets.
(f) Zero coupon bonds make no periodic interest payments.
(g) Step coupon bond. The rate disclosed is as of November 30, 2025.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2025.

(i) The rate shown represents the 7-day annualized yield as of November 30, 2025.

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments November 30, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2025:

Performance Trust Multisector Bond Fund Notes to Schedule of Investments (Continued) November 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$158,587,195	$–	$158,587,195
Collateralized Loan Obligations	–	67,579,612	–	67,579,612
Non-Agency Commercial Mortgage Backed Securities	–	61,347,960	–	61,347,960
Municipal Bonds	–	38,836,701	–	38,836,701
U.S. Treasury Securities	–	27,753,817	–	27,753,817
Asset-Backed Securities	–	15,751,671	–	15,751,671
Agency Commercial Mortgage Backed Securities	–	13,480,199	–	13,480,199
Non-Agency Residential Mortgage Backed Securities	–	10,167,452	–	10,167,452
Preferred Stocks	1,018,800	–	–	1,018,800
Money Market Funds	4,656,070	–	–	4,656,070
Total Investments	$5,674,870	$393,504,607	$–	$399,179,477

Refer to the Schedule of Investments for further disaggregation of investment categories.